Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 9. Commitments and Contingencies
From time to time, we become involved in claims, vendor disputes and other legal matters arising in the ordinary course of business. We investigate these claims as they arise. Although claims are inherently unpredictable, we are currently not aware of any matters that, if determined adversely to us, would individually or taken together have a material adverse effect on our business, results of operations, financial position or cash flows. We record liabilities for legal and other contingencies when losses are probable and estimable. During the third quarter of 2022, the Company recorded an estimated accrued liability of $1.1 million related to a disputed change order with one of our vendors.
We enter into agreements in the normal course of business with various vendors, which are generally cancelable upon notice. Payments due upon cancellation consist only of payments for services provided or expenses incurred, including non-cancellable
obligations of service providers, up to the date of cancellation.

17.	Commitments and Contingencies
Operating Leases
We entered into an operating lease agreement for our office. We recognized the operating lease costs on a straight-line basis over the term of each agreement, considering provisions such as free or escalating base monthly rental payments or deferred payment terms. We record rent expense associated with operating lease obligations in operating expenses in the statements of operations. In August 2020, we negotiated a termination settlement of this office lease for $168 with $56 remaining in other accrued liabilities as of December 31, 2020. As a result, our minimum payments under the operating lease as of December 31, 2020 was zero. Rent expense for the years ended December 31, 2021 and 2020 was zero and $131, respectively.

Legal Matters
From time to time, we become involved in claims, vendor disputes and other legal matters arising in the ordinary course of business. We investigate these claims as they arise. Although claims are inherently unpredictable, we are currently not aware of any matters that, if determined adversely to us, would individually or taken together have a material adverse effect on our business, results of operations, financial position or cash flows. We record liabilities for legal and other contingencies when losses are probable and estimable.
Although the results of litigation and claims are inherently unpredictable, we have not recorded an accrual for such contingencies as we believe that there was not at least a reasonable possibility that we had incurred a material loss with respect to such loss contingencies as of December 31, 2021 and 2020.